RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 4,805,000	$ 4,901,000
Share-based compensation	(431,000)	452,000
Key management personnel compensation	4,374,000	5,353,000
Key management personnel compensation, termination benefits	0	$ 1,300,000
Director
Disclosure of transactions between related parties [line items]
Retainage deposit	35,000
Fees earned from advisor agreement	$ 1,100,000